Summary Prospectus
February 28, 2020
The Hartford International Growth Fund
Share Classes	Tickers
Class A	HNCAX
Class C	HNCCX
Class I	HNCJX
Class R3	HNCRX
Class R4	HNCSX
Class R5	HNCTX
Class R6	HNCUX
Class Y	HNCYX
Class F	HNCFX
Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, reports to shareholders, and other information about the Fund, including the Fund's daily net asset value, online at hartfordfunds.com/prospectuses.html. You can also get this information at no cost by calling 1-888-843-7824 or request a copy of the prospectus by sending an e-mail to orders@mysummaryprospectus.com. The Fund's prospectus and statement of additional information dated February 28, 2020, each as may be amended, supplemented or restated, are incorporated by reference into this summary prospectus. The Fund's statement of additional information may be obtained, free of charge, in the same manner as the Fund's prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-888-843-7824. Your election to receive reports in paper will apply to all Hartford Funds held in your account if you invest through your financial intermediary or directly with the Fund.
If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

Investment Objective. The Fund seeks capital appreciation.
Your Expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 71 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares. Please contact your financial intermediary for more information regarding whether you may be required to pay a transaction fee or a commission.
Shareholder Fees  (fees paid directly from your investment)
Share Classes	A	C	I	R3	R4	R5	R6	Y	F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	None(1)	1.00%	None	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Share Classes	A	C	I	R3	R4	R5	R6	Y	F
Management fees	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and service (12b-1) fees	0.25%	1.00%	None	0.50%	0.25%	None	None	None	None
Other expenses(2)	0.34%	0.36%	0.21%	0.34%	0.29%	0.23%	0.12%	0.23%	0.12%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses(3)	1.39%	2.16%	1.01%	1.64%	1.34%	1.03%	0.92%	1.03%	0.92%
Fee waiver and/or expense reimbursement(4)	0.08%	0.10%	0.00%	0.06%	0.06%	0.02%	0.06%	0.07%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement(4)	1.31%	2.06%	1.01%	1.58%	1.28%	1.01%	0.86%	0.96%	0.86%
(1)
For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

(2)
"Other expenses" for Class Y have been restated to reflect the estimated transfer agency fees for the current year.

(3)
"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund’s annual report in the financial highlights table for the applicable period also does not reflect the restated "Other expenses" for Class Y.

(4)
Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 1.30% (Class A), 2.05% (Class C), 1.00% (Class I), 1.57% (Class R3), 1.27% (Class R4), 1.00% (Class R5), 0.85% (Class R6), 0.95% (Class Y), and 0.85% (Class F). This contractual arrangement will remain in effect until February 28, 2021 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example. The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:
•
You invest $10,000

•
Your investment has a 5% return each year

•
The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•
You reinvest all dividends and distributions

•
You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Share Classes	Year 1	Year 3	Year 5	Year 10
A	$676	$958	$1,261	$2,120
C	$309	$666	$1,150	$2,485
I	$103	$322	$558	$1,236
R3	$161	$511	$886	$1,939
R4	$130	$419	$728	$1,607
R5	$103	$326	$567	$1,258
R6	$88	$287	$503	$1,126
Y	$98	$321	$562	$1,253
F	$88	$287	$503	$1,126
You would pay the following expenses if you did not redeem your shares:
Share Classes	Year 1	Year 3	Year 5	Year 10
A	$676	$958	$1,261	$2,120
C	$209	$666	$1,150	$2,485
I	$103	$322	$558	$1,236
R3	$161	$511	$886	$1,939
R4	$130	$419	$728	$1,607
R5	$103	$326	$567	$1,258
R6	$88	$287	$503	$1,126
Y	$98	$321	$562	$1,253
F	$88	$287	$503	$1,126
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.
Principal Investment Strategy. The Fund seeks to achieve its investment objective by investing in companies that Wellington Management Company LLP ("Wellington Management") believes are globally competitive and exhibit growth potential (including companies whose return on capital potential Wellington Management believes is being underappreciated or misunderstood by the market). Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities, including non-dollar securities, of foreign issuers. The Fund diversifies its investments among a number of different sectors and countries throughout the world, with no limit on the amount of assets that may be invested in each sector or country. Although some consideration is given to ensuring sector and country diversification, allocation of investments among sectors and countries is primarily the result of security selection. The Fund may invest in securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets as a percentage of its net assets up to the greater of: (a) 25% or (b) the weight of emerging markets in the MSCI ACWI ex USA Growth Index plus 15%. The Fund may invest in a broad range of market capitalizations generally greater than $1 billion. The Fund may trade securities actively. The Fund employs a multiple portfolio manager structure whereby the portfolio is divided into segments. Each segment has a distinct investment philosophy and analytical process to identify specific securities for purchase or sale. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.
PRINCIPAL RISKS. The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.
Foreign Investments Risk −Investments in foreign securities may be riskier, more volatile, and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments. The impact of the United Kingdom’s departure from the European Union, commonly known as “Brexit,” and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.
Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.
Currency Risk −The risk that the value of the Fund’s investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer’s local currency.
Regional/Country Focus Risk −To the extent that the Fund focuses its investments in a particular geographic region or country, the Fund may be subject to increased currency, political, regulatory and other risks. A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.
Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.
Mid Cap and Small Cap Securities Risk −Investments in mid- and small-capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.
Asset Allocation Risk −The risk that if the Fund’s strategy for allocating assets among different portfolio management teams does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Fund.
Growth Investing Style Risk −If the sub-adviser incorrectly assesses a company’s prospects for growth or how other investors will value the company’s growth, then the price of the company’s stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors’ perceptions of the issuing company’s growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.
Active Investment Management Risk −The risk that, if the sub-adviser’s investment strategy does not perform as expected, the Fund could underperform its peers or lose money.

Securities Lending Risk −The Fund may engage in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Sector Risk −To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.
Active Trading Risk −Active trading could increase the Fund's transaction costs and may increase your tax liability as compared to a fund with less active trading policies. These effects may adversely affect Fund performance.
Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.
PAST PERFORMANCE. The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:
•
Assume reinvestment of all dividends and distributions

•
Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.

The bar chart:
•
Shows how the Fund’s total return has varied from year to year

•
Returns do not include sales charges. If sales charges were reflected, returns would have been lower

•
Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)
Highest/Lowest quarterly results during the periods shown in the bar chart were:
Highest 18.53% (3rd quarter, 2010)   Lowest -20.88% (3rd quarter, 2011)

Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of two broad-based market indices. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average annual total returns for periods ending December 31, 2019 (including sales charges)
Share Classes	1 Year	5 Years	10 Years
Class A − Return Before Taxes	20.35%	5.74%	6.98%
– After Taxes on Distributions	20.33%	5.33%	6.76%
– After Taxes on Distributions and Sale of Fund Shares	12.29%	4.53%	5.72%
Share Classes (Return Before Taxes)
Class C	25.40%	6.15%	6.80%
Class I	27.84%	7.27%	7.94%
Class R3	27.00%	6.64%	7.38%
Class R4	27.37%	6.97%	7.72%
Class R5	27.77%	7.29%	8.05%
Class R6*	27.97%	7.40%	8.12%
Class Y	27.86%	7.36%	8.10%
Class F*	27.91%	7.33%	7.97%
MSCI ACWI ex USA Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	27.34%	7.30%	6.24%
MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	21.51%	5.51%	4.97%
*
Class R6 shares commenced operations on February 28, 2018 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.

Management. The Fund’s investment manager is Hartford Funds Management Company, LLC. The Fund’s sub-adviser is Wellington Management. The Fund employs a multiple portfolio manager structure. The portfolio managers with the most significant responsibilities are set forth below.
Portfolio Manager	Title	Involved with Fund Since
John A. Boselli, CFA	Senior Managing Director and Equity Portfolio Manager	2009
Tara C. Stilwell, CFA	Senior Managing Director and Equity Portfolio Manager	2015
Matthew D. Hudson, CFA	Senior Managing Director and Equity Portfolio Manager	2018
PURCHASE AND SALE OF FUND SHARES. Not all share classes are available for all investors. Minimum investment amounts may be waived for certain accounts. Certain financial intermediaries may impose different restrictions than those described below.
Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A, Class C and Class I	$2,000 for all accounts except: $250, if establishing an Automatic Investment Plan (“AIP”), with recurring monthly investments of at least $50	$50
Class R3, Class R4, Class R5 and Class R6	No minimum initial investment	None
Class Y	$250,000 This requirement is waived when the shares are purchased through omnibus accounts (or similar types of accounts).	None
Class F	$1,000,000 This requirement is waived when the shares are purchased through omnibus accounts (or similar types of accounts).	None
For more information, please see the “How To Buy And Sell Shares” section of the Fund’s statutory prospectus.

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday. You may sell your shares through your financial intermediary. With respect to certain accounts, you may sell your shares on the web at hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire. In certain circumstances you will need to write to Hartford Funds to request to sell your shares. For regular mail, please send the request to Hartford Funds, P.O. Box 219060, Kansas City, MO 64121-9060. For overnight mail, please send the request to Hartford Funds, 430 W 7th Street, Suite 219060, Kansas City, MO 64105-1407.
TAX INFORMATION. The Fund’s distributions are generally taxable, and may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8February 28, 2020 MFSUM-IG_022820